SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
Schedule of Operating Segments

Segment data for the year ended December 31, 2013 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination**	Consolidated
	U.S. dollars in thousands
Net revenues from external customers	$76,167	$4,444	$80,611	$(15,636)	$64,975
Cost of revenues*	45,804	1,255	47,059	(14,981)	32,078
Gross profit*	30,363	3,189	33,552	(655)	32,897
Operating expenses*	13,009	6,020	19,029		19,029
Depreciation and amortization	1,415	136
Adjusted EBITDA	$18,769	$(2,695)
IPO related bonus					1,000
Share-based compensation expense					1,109
Operating Income					$11,759
Financial expenses - net					531
Income before taxes on income					$11,228

*	Including depreciation and amortization but excluding share-based compensation expense and IPO-related bonus.

**	Representing the change from proportionate consolidation to the equity method of accounting.

Segment data for the year ended December 31, 2012 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination**	Consolidated
	U.S. dollars in thousands
Net revenues from external customers	$44,380	$1,832	$46,212	$(8,345)	$37,867
Cost of revenues*	27,297	588	27,885	(8,087)	19,798
Gross profit*	17,083	1,244	18,327	(258)	18,069
Operating expenses*	7,850	4,637	12,487		12,487
Depreciation and amortization	1,304	118
Adjusted EBITDA	$10,537	$(3,275)
Share-based compensation expense					267
Operating Income					5,315
Financial expenses - net					539
Income before taxes on income					$4,776

*	Including depreciation and amortization but excluding share-based compensation expense.

**	Representing the change from proportionate consolidation to the equity method of accounting.

Segment data for the year ended December 31, 2011 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination**	Consolidated
	U.S. dollars in thousands
Net revenues from external customers	$27,266	$739	$28,005	$(4,986)	$23,019
Cost of revenues*	17,955	447	18,402	(4,942)	13,460
Gross profit*	9,311	292	9,603	(44)	9,559
Operating expenses*	7,735	1,828	9,563		9,563
Depreciation and amortization	1,168	65
Adjusted EBITDA	$2,744	$(1,471)
Share-based compensation expense					343
Operating loss					(347)
Financial expenses- net					416
Loss before taxes on income					$(763)

*	Including depreciation and amortization but excluding share-based compensation expense.

**	Representing the change from proportionate consolidation to the equity method of accounting.

Schedule of Revenues by Geographic Area

	Year ended December 31
	2013	2012	2011
	U.S. dollars in thousands
North America	$35,458	$17,487	$14,394
Europe	10,382	6,828	3,557
Australia	10,811	11,763	1,474
Asia	7,735	1,497	3,094
Israel	589	292	500
Total revenue	$64,975	$37,867	$23,019

Schedule of Revenue from Sales by Major Products

	Year ended December 31
	2013	2012	2011
	U.S. dollars in thousands
Krill oil	$34,926	$18,841	$9,701
InFat	$16,666	$8,183	$3,533
Sharp PS	$5,248	$4,978	$3,589

Schedule of Revenues of Principal Customers

	Year ended December 31
	2013	2012	2011
U.S. dollars in thousands
Customer A	$7,692	$9,426	$1,179
Customer B	$1,301	$2,130	$2,801
Customer C	$2,329	$2,586	$2,626
Customer D	$9,833	$595	$-